SCHEDULE OF MOVEMENT OF RETENTION RECEIVABLE (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year	$ 859,221	$ 212,859
Additions	636,324	651,486
Exchange adjustment	472	(5,124)
Balance at end of the year	1,496,017	859,221
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year	152,742	71,066
Additions		82,442
Exchange adjustment	555	(766)
Balance at end of the year		152,742
Collection	$ (153,297)